BUSINESS ACQUISITIONS (Peds Legwear Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Jan. 01, 2017	Aug. 22, 2016
Disclosure of detailed information about business combination [line items]
Balance due (paid in fiscal 2017)	$ (2,700)	$ 4,000
Peds Legwear, Inc.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			100.00%
Consideration transferred			$ 51,869
Cash consideration			47,869
Balance due (paid in fiscal 2017)			4,000
Gross consideration			$ 55,000